Financial Instruments - Disclosure Details of Private Equity Funds Non-current Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 8,593	R$ 31,596
Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	8,593	31,596
Vinci Capital Partners Three Feeder FIP Multiestratgia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	1,891	768
Nordeste III FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	2,848	2,652
Vinci Impacto Ret IV FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss		830
Vinci Infra Transmissao FIP Infraestrutura [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	3,854	6,128
Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 0	R$ 21,218